Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
EBP-43-1301883-004 [ASSP]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV [Text Block]
NOTE 3. FAIR VALUE MEASUREMENTS

Accounting Standards Codification 820, Fair Value Measurement, establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1    Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2    Inputs to the valuation methodology include:
•    Quoted prices for similar assets and liabilities in active markets;
•    Quoted prices for identical or similar assets or liabilities in inactive markets;
•    Inputs other than quoted market prices that are observable for the asset or liability;
•    Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3    Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The valuation methodologies described in Note 2 may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while Plan management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used at December 31, 2025 and 2024.
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025:

	Plan Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$12	$—	$—	$12
AT&T common stock	335,396	—	—	335,396
Mutual funds	10,367	—	—	10,367
Total assets in fair value hierarchy	$345,775	$—	$—	$345,775

Common/collective trusts measured at net asset value:
Large cap U.S. stock index fund[1]				722,014
Mid and small cap U.S. stock index fund[2]				317,674
Bond index fund[3]				192,179
International stock index fund[4]				230,209
Global equity fund[5]				233,944
Asset allocation funds[6]				79,855
Total investments at fair value				$2,121,650

[1]    This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the Standard and Poor’s Composite Stock Price Index of 500 stocks (the “S&P 500 Index”). There are currently no redemption restrictions on this investment.
[2]    This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the Dow Jones U.S. Completion Total Stock Market Index. There are currently no redemption restrictions on this investment.
[3]    This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the fixed income securities included in the Barclays U.S. Government/Credit Bond Index. There are currently no redemption restrictions on this investment.
[4]    This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the Morgan Stanley Country Index – Europe, Australasia, Far East (MSCI EAFE) Index. There are currently no redemption restrictions on this investment.
[5]    This category includes a common/collective trust fund with an objective of providing investment returns that approximate an asset allocation of 75% to the Dow Jones U.S. Total Stock Market Index and 25% to the MSCI EAFE Index. There are currently no redemption restrictions on these investments.
[6]    This category includes 14 common/collective trust funds also known as Age-Based Asset Allocation Funds which are well diversified portfolios that adjust the mix of the underlying investments over time to correspond with various retirement years. There are currently no redemption restrictions on these investments.
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2024:

	Plan Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
AT&T common stock	$325,051	$—	$—	$325,051
Mutual funds	8,873	—	—	8,873
Total assets in fair value hierarchy	$333,924	$—	$—	$333,924

Common/collective trusts measured at net asset value:
Large cap U.S. stock index fund[1]				670,371
Mid and small cap U.S. stock index fund[2]				317,884
Bond index fund[3]				178,264
International stock index fund[4]				190,031
Global equity fund[5]				204,687
Asset allocation funds[6]				57,043
Total investments at fair value				$1,952,204

[1]    This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the Standard and Poor’s Composite Stock Price Index of 500 stocks (the “S&P 500 Index”). There are currently no redemption restrictions on this investment.
[2]    This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the Dow Jones U.S. Completion Total Stock Market Index. There are currently no redemption restrictions on this investment.
[3]    This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the fixed income securities included in the Barclays U.S. Government/Credit Bond Index. There are currently no redemption restrictions on this investment.
[4]    This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the Morgan Stanley Country Index – Europe, Australasia, Far East (MSCI EAFE) Index. There are currently no redemption restrictions on this investment.
[5]    This fund consists of two common/collective trust funds with an objective of providing investment returns that approximate an asset allocation of 75% to the Dow Jones U.S. Total Stock Market Index and 25% to the MSCI EAFE Index. There are currently no redemption restrictions on these investments.
[6] This category includes 14 common/collective trust funds also known as Age-Based Asset Allocation Funds which are well diversified portfolios that adjust the mix of the underlying investments over time to correspond with various retirement years. There are currently no redemption restrictions on these investments.